Principal Funds, Inc.
Supplement dated April 14, 2026
to the Prospectus and Statement of Additional Information
both dated December 31, 2025
(as previously supplemented)
This supplement updates information currently in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

SUMMARY FOR DIVERSIFIED REAL ASSET FUND
Effective April 24, 2026, under Investment Advisor and Portfolio Managers, delete all references to Jessica S. Bush.

SUMMARY FOR GLOBAL MULTI-STRATEGY FUND
Effective April 24, 2026, under Investment Advisor and Portfolio Managers, delete all references to Jessica S. Bush.

MANAGEMENT OF THE FUNDS
Effective April 24, 2026, delete all references to Jessica S. Bush.
The changes described below are being made to the Statement of Additional Information.

PORTFOLIO MANAGER DISCLOSURE
Effective April 24, 2026, in the Advisor: Principal Global Investors, LLC (Principal Asset Allocation Portfolio Managers) section, delete all references to Jessica S. Bush.
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